Dec. 28, 2024
Limited Duration Fund
LIMITED DURATION FUND
Investment Objective
Primarily to seek income and
secondarily to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Limited Duration Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Shares Only)” on page 43 of the prospectus and “Contingent Deferred Sales Charges (CDSC-Class A and C Only)” on page 44 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 34 of the Statement of Additional Information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Limited Duration Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Limited Duration Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.67%	0.82%	0.82%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		1.07%	1.22%	0.97%
Less Fee Waivers	[1]	(0.31%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers		0.76%	0.75%	0.50%
[1]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.50%, plus class-specific fees until December 31, 2025. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2025 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Limited Duration Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	276	503	749	1,452
Investor Shares	77	341	625	1,436
Institutional Shares	51	262	490	1,147

Portfolio Turnover

The Limited Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations and fixed income ETFs. Such debt obligations are “investment grade,” rated within the four highest ratings categories assigned by a nationally recognized statistical ratings organization or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and maintains an average portfolio duration of less than three and one-half years. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its net assets in interest-bearing bonds.

Duration provides a measure of a fund’s sensitivity to changes in interest-rates. In general, the longer a fund’s duration, the more its price will fluctuate when interest rates change. A fund with a duration of 10 years is twice as sensitive to interest rate changes as a fund with a five-year duration. A fund with a five-year duration would generally be expected to lose 5% from its net asset value if interest rates rose by one percentage point or gain 5% if interest rates fell by one percentage point.

Principal Investment Risks
Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to December 30, 2016, the Fund was named the Short-Term Income Fund. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/24 to 9/30/24 was 5.50%.
Average Annual Total Returns (Periods Ended 12/31/23)

This table compares the Fund’s average annual total returns for periods ended December 31, 2023, to those of the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index and the Bloomberg U.S. Aggregate Bond Index, which was added in response to rule changes with a compliance date of July 24, 2024. The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Bond Index demonstrates how the Fund’s performance compares with the returns of indices with similar investment objectives, whereas the Bloomberg U.S. Aggregate Bond Index is a broad-based index, which provides a benchmark reflecting the overall U.S. fixed income market. The A Shares commenced operations on May 1, 2011 with a sales charge of 2.50% which was reduced to 2.00% on December 31, 2014. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Shares and after-tax returns for other shares will vary.

Average Annual Returns - Limited Duration Fund	Label	1 Year	5 Years	10 Years
Investor Shares	Return Before Taxes	5.39%	1.26%	1.18%
Investor Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	4.15%	0.42%	0.47%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.17%	0.61%	0.59%
Institutional Shares	Return Before Taxes	5.64%	1.48%	1.43%
A Shares	Return Before Taxes (With Load)	3.18%	0.83%	0.98%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	4.88%	1.55%	1.46%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	5.53%	1.10%	1.81%